SCHEDULE OF ADVANCES TO SUPPLIERS (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Advances To Suppliers Net
Advances to suppliers for inventory raw materials	$ 4,091,990	$ 4,094,312
Less: allowance for doubtful accounts
Advances to suppliers, net	$ 4,091,990	$ 4,094,312